CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net loss	$ (7,262,010)	$ (815,976)	$ (6,203,604)	$ (3,854,004)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Increase (decrease) in provision for losses on accounts receivable				(4,619)
Amortization of debt discount		16,406	30,453	267,258
Non-cash interest expense		9,694
Depreciation and amortization	53,946	3,239	40,161
Amortization of deferred financing costs				32,400
Loan origination discount				15,500
Share-based compensation	5,488,982	211,967	3,286,565	622,450
Loss on issuance of common stock	556,061		582,881
Loss on extinguishment of debt and repurchase of warrants		267,559
Increase in net assets in connection with acquisition of fifty percent owned subsidiary		(22,666)
Discount on issuance of shares of common stock			582,881
Loss on settlement of dispute			122,139
Loss on revaluation of derivative liabilities				1,894,258
Loss on extinguishment of debt and repurchase of warrants		267,567	248,892	691,904
Loss on non-marketable equity securities				15,125
Abandonment of consulting project and resultant recognition of deferred revenue				(200,000)
Changes in operating assets and liabilities:
Accounts receivable	(34,513)	(33,150)	24,484	33,570
Due from related parties	(14,961)		26,775	(18,491)
Inventory	(93,941)		(43,200)
Prepaid expenses		5,000		56,341
Other current assets	4,811		(23,028)
Accounts payable and accrued expenses	(195,663)	101,564	(81,876)	239,935
Deferred revenue	(45,000)	(45,000)	(180,000)	(180,000)
Accrued wages payable to officers, directors and employees	(108,738)	191,563
Accrued wages payable to officers and directors			213,698	42,695
Notes payable to and advances from officers and directors			77,384	71,008
Net cash used in operating activities	(1,651,026)	(109,800)	(1,878,276)	(274,670)
Investing activities:
Cash acquired upon acquisition of subsidiary			363,134
Purchase of equipment for and improvements to cultivation facility	(463,414)	(130,541)	(621,731)
Purchase of intangible assets	(50,443)		(197,164)
Return of deposit			(32,500)
Cash portion of settlement of dispute			(20,000)
Cash in acquisition of fifty percent owned subsidiary		(15,079)
Net cash used in investing activities	(513,857)	(145,620)	(508,261)
Financing activities:
Proceeds from issuance of common stock - equity financing line	1,380,831
Proceeds from notes payable to and advances from officers and directors			254,942	50,000
Net proceeds from issuance of convertible debt and warrants				316,478
Proceeds from advances from officers and directors	80,195	178,383
Proceeds from sale of common stock	57,083		2,682,750
Payments on installment loan	(13,910)
Repayment of convertible debt and notes payable			(31,000)	(242,607)
Proceeds from issuance of common shares and exercise of warrants			192,869	145,000
Net cash provided by financing activities	1,504,199	178,383	3,099,561	268,871
Net decrease in cash	(660,684)	(77,037)	713,024	(5,799)
Cash, beginning of period	825,645	112,621	112,621	118,420
Cash, end of period	164,961	35,584	825,645	112,621
Supplemental schedule of cash flow information:
Cash paid for interest				8,165
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities:
Conversion of convertible note payable to noteholder		125,000
Conversion of advances from officers and directors to notes payable to officers and directors		$ 246,681
Common shares issued in the acquisition of Prana Therapeutics, Inc.			4,870,500
Issuance of stock options in exchange for accrued wages payable to officers and directors				612,512
Common stock issued upon exercise of cashless warrants			350,000	700,000
Reduction of convertible notes payable due to the conversion by Tangiers Investment Group				220,000
Issuance of common stock upon conversion of debt and loss on extinguishment of debt			381,576	473,965
Reduction of three convertible notes payable due to the conversion by Slainte Ventures				206,978
Issuance of common stock upon conversion of Slainte Ventures note payable				218,038
Reduction of note payable due to the conversion by Slainte Ventures				600,000
Issuance of common stock upon conversion of Slainte Ventures note payable				3,845,748
Reduction of notes payable in exchange for 1,100,000 shares of common stock of WeedMD				$ 175,000